Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Related Party Transactions
Amount paid for services received from related party	€ 7,675	€ 8,178
Balances
Accounts receivable	2,507		€ 816
Accounts payable	€ 1,520		€ 27,289